Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepayments, Deposits and Other Receivables [Abstract]
Prepayments	$ 8,845,219	$ 3,389,557
Deposits and other receivables	1,328,372	1,491,886
Total	10,173,591	4,881,443
Portion classified as non-current	(24,608)	(26,072)
Current portion	$ 10,148,983	$ 4,855,371